Net debt (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Schedule of Current Assets, Short and Long Term Borrowings

	Listing exchange	2021 £m	2020 £m
Current assets:

Liquid investments		61	78

Cash and cash equivalents		4,274	6,292

		4,335	6,370
Short-term borrowings:

Commercial paper		(252)	(17)

Bank loans, overdrafts and other		(550)	(1,128)

LIBOR +0.35% US$ US Medium Term Note 2021	New York Stock Exchange	–	(549)

EURIBOR +60% € Euro Medium Term Note 2021	London Stock Exchange	–	(1,351)

0.000% € Euro Medium Term Note 2021	London Stock Exchange	–	(450)

2.850% US$ US Medium Term Note 2022	New York Stock Exchange	(1,483)	–

2.875% US$ US Medium Term Note 2022	New York Stock Exchange	(1,113)	–

Lease liabilities		(203)	(230)

		(3,601)	(3,725)
Long-term borrowings:

2.850% US$ US Medium Term Note 2022	New York Stock Exchange	–	(1,463)

2.875% US$ US Medium Term Note 2022	New York Stock Exchange	–	(1,097)

2.800% US$ US Medium Term Note 2023	New York Stock Exchange	(926)	(913)

0.125% € Euro Medium Term Note 2023	London Stock Exchange	(629)	(673)

Exchangeable US$ US Medium Term Note 2023	New York Stock Exchange	(204)	(199)

3.375% US$ US Medium Term Note 2023	New York Stock Exchange	(925)	(912)

0.000% € Euro Medium Term Note 2023	London Stock Exchange	(420)	(450)

0.534% US$ US Medium Term Note 2023	New York Stock Exchange	(926)	(913)

3.000% US$ US Medium Term Note 2024	New York Stock Exchange	(739)	(728)

1.375% € Euro Medium Term Note 2024	London Stock Exchange	(836)	(894)

4.000% € Euro Medium Term Note 2025	London Stock Exchange	(627)	(670)

3.625% US$ US Medium Term Note 2025	New York Stock Exchange	(738)	(728)

1.000% € Euro Medium Term Note 2026	London Stock Exchange	(587)	(628)

1.250% € Euro Medium Term Note 2026	London Stock Exchange	(838)	(896)

3.375% £ Euro Medium Term Note 2027	London Stock Exchange	(595)	(595)

3.875% US$ US Medium Term Note 2028	New York Stock Exchange	(1,294)	(1,278)

1.250% £ Euro Medium Term Note 2028	London Stock Exchange	(743)	(742)

3.375% US$ US Medium Term Note 2029	New York Stock Exchange	(733)	(723)

1.375% € Euro Medium Term Note 2029	London Stock Exchange	(418)	(447)

1.750% € Euro Medium Term Note 2030	London Stock Exchange	(628)	(672)

5.250% £ Euro Medium Term Note 2033	London Stock Exchange	(984)	(983)

5.375% US$ US Medium Term Note 2034	London Stock Exchange	(368)	(363)

1.625% £ Euro Medium Term Note 2035	London Stock Exchange	(744)	(743)

6.375% US$ US Medium Term Note 2038	New York Stock Exchange	(2,022)	(1,996)

6.375% £ Euro Medium Term Note 2039	London Stock Exchange	(695)	(695)

5.250% £ Euro Medium Term Note 2042	London Stock Exchange	(987)	(987)

4.200% US$ US Medium Term Note 2043	New York Stock Exchange	(364)	(359)

4.250% £ Euro Medium Term Note 2045	London Stock Exchange	(789)	(789)

Other long-term borrowings		(1)	(2)

Lease liabilities		(812)	(887)

		(20,572)	(23,425)

Net debt		(19,838)	(20,780)

Schedule of Lease Obligations
The maturity analysis of discounted lease liabilities recognised on the Group balance sheet is as follows:

	2021	2020
	£m	£m

Rental payments due within one year	203	230

Rental payments due between one and two years	185	207

Rental payments due between two and three years	120	126

Rental payments due between three and four years	93	96

Rental payments due between four and five years	73	86

Rental payments due after five years	341	372

Total lease liabilities	1,015	1,117